                          VAN KAMPEN AMERICAN CAPITAL
                               GLOBAL EQUITY FUND
                      SUPPLEMENT DATED SEPTEMBER 28, 1996,
                   TO THE PROSPECTUS DATED SEPTEMBER 28, 1996

  On June 24, 1996, VK/AC Holding, Inc. announced it had entered into an Agreement and Plan of Merger among Morgan Stanley Group Inc., MSAM Holdings II, Inc. and MSAM Acquisition Inc., pursuant to which MSAM Acquisition Inc. will be merged with and into VK/AC Holding, Inc. and VK/AC Holding, Inc. will be the surviving corporation. Van Kampen American Capital, Inc. is a wholly owned subsidiary of VK/AC Holding, Inc. Van Kampen American Capital Asset Management, Inc. (the "Adviser"), a wholly owned subsidiary of Van Kampen American Capital, Inc. is the investment adviser for Van Kampen American Capital Global Equity Fund (the "Fund").

  The proposed transaction may be deemed to cause an assignment, within the meaning of the Investment Company Act of 1940, of the investment advisory agreement between the Adviser and the Fund. Accordingly, the completion of the transaction is contingent upon, among other things and subject to certain conditions, the approval of both the Board of Trustees of the Fund and the shareholders of the Fund of a new investment advisory agreement between the Fund and the Adviser. The Fund's Board of Trustees approved the new investment advisory agreement on July 25, 1996, and called a special meeting of shareholders to consider the new investment advisory agreement, which meeting will be held on October 25, 1996 (the "Meeting"). The record date for the meeting was August 27, 1996. Management of the Fund anticipates that investment advisory fees under the new investment advisory agreement will be in the same amount as those paid under the current investment advisory agreement between the Fund and the Adviser.

  MSAM Acquisition Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly owned subsidiary of Morgan Stanley Group Inc. Subject to a number of conditions being met, it is currently anticipated that the closing of the transaction will occur on or about October 31, 1996. Thereafter, VK/AC Holding, Inc. and the Adviser will be indirect subsidiaries of Morgan Stanley Group Inc.

  In connection with providing investment advisory services to the Fund, the Adviser currently retains John Govett & Co. Limited ("Govett") to provide investment subadvisory services for the Fund's investments in foreign securities. At the Meeting, shareholders of the Fund will consider an interim subadvisory agreement between the Adviser and Govett, which would expire on March 31, 1997. The interim Govett subadvisory agreement is substantially identical to the current Govett subadvisory agreement, except for the dates of execution, effectiveness and termination and except that certain provisions relating to the change in control of Govett's corporate parent which are no longer applicable have been deleted.

  At the Meeting, shareholders of the Fund also will consider a new subadvisory agreement with Morgan Stanley Asset Management Inc. ("MSAM"). The MSAM subadvisory agreement is similar to the current Govett subadvisory agreement and the interim Govett subadvisory agreement, except that the proposed MSAM subadvisory agreement, unlike the current Govett subadvisory agreement and the interim Govett subadvisory agreement permits, but does not require, the Adviser and MSAM to allocate to MSAM responsibility for selecting investments in domestic securities as well as foreign securities. The current Govett subadvisory agreement and the proposed interim Govett subadvisory agreement limit the subadviser's responsibility solely to selecting investments in foreign securities. The Adviser and MSAM currently intend, however, that initially the Adviser will allocate to MSAM responsibility only for subadvisory services and the selection of brokers dealers for the purchase and sale of foreign securities, and not domestic securities, so that MSAM initially will provide only those services currently provided by Govett. Any change in such policy would require the approval of the Board of Trustees of the Fund, but not its shareholders.

  MSAM is a wholly-owned subsidiary of Morgan Stanley Group Inc., and after the Acquisition will be an affiliate of the Adviser. MSAM currently is investment adviser to four registered open-end investment companies, consisting of an aggregate of 43 portfolios, and 15 closed-end investment companies. As of June 30, 1996, MSAM, together with its affiliated investment advisory companies, had approximately $103.5 billion of assets under management and fiduciary advice. MSAM emphasizes a global investment strategy and benefits from research coverage of a broad spectrum of investment opportunities worldwide and draws upon the capabilities of its asset management specialists located in various offices throughout the world, including New York, London, Tokyo, Singapore, Bombay, Hong Kong, Milan and Sydney. MSAM also draws upon the research capabilities of Morgan Stanley and its other affiliates as well as the research and investment ideas of other companies whose brokerage services MSAM utilizes. MSAM's address is 1221 Avenue of the Americas, New York, New York, 10020.

  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking, stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.

                          VAN KAMPEN AMERICAN CAPITAL
                       GLOBAL GOVERNMENT SECURITIES FUND
                      SUPPLEMENT DATED SEPTEMBER 28, 1996,
                   TO THE PROSPECTUS DATED SEPTEMBER 28, 1996

  On June 24, 1996, VK/AC Holding, Inc. announced it had entered into an Agreement and Plan of Merger among Morgan Stanley Group Inc., MSAM Holdings II, Inc. and MSAM Acquisition Inc., pursuant to which MSAM Acquisition Inc. will be merged with and into VK/AC Holding, Inc. and VK/AC Holding, Inc. will be the surviving corporation. Van Kampen American Capital, Inc. is a wholly owned subsidiary of VK/AC Holding, Inc. Van Kampen American Capital Asset Management, Inc. (the "Adviser"), a wholly owned subsidiary of Van Kampen American Capital, Inc. is the investment adviser for Van Kampen American Capital Global Government Securities Fund (the "Fund").

  The proposed transaction may be deemed to cause an assignment, within the meaning of the Investment Company Act of 1940, of the investment advisory agreement between the Adviser and the Fund. Accordingly, the completion of the transaction is contingent upon, among other things and subject to certain conditions, the approval of both the Board of Trustees of the Fund and the shareholders of the Fund of a new investment advisory agreement between the Fund and the Adviser. The Fund's Board of Trustees approved the new investment advisory agreement on July 25, 1996, and called a special meeting of shareholders to consider the new investment advisory agreement, which meeting will be held on October 25, 1996 (the "Meeting"). The record date for the meeting was August 27, 1996. Management of the Fund anticipates that investment advisory fees under the new investment advisory agreement will be in the same amount as those paid under the current investment advisory agreement between the Fund and the Adviser.

  MSAM Acquisition Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly owned subsidiary of Morgan Stanley Group Inc. Subject to a number of conditions being met, it is currently anticipated that the closing of the transaction will occur on or about October 31, 1996. Thereafter, VK/AC Holding, Inc. and the Adviser will be indirect subsidiaries of Morgan Stanley Group Inc.

  In connection with providing investment advisory services to the Fund, the Adviser currently retains John Govett & Co. Limited ("Govett") to provide investment subadvisory services for the Fund's investments in foreign securities. At the Meeting, shareholders of the Fund will consider an interim subadvisory agreement between the Adviser and Govett, which would expire on March 31, 1997. The interim Govett subadvisory agreement is substantially identical to the current Govett subadvisory agreement, except for the dates of execution, effectiveness and termination and except that certain provisions relating to the change in control of Govett's corporate parent which are no longer applicable have been deleted.

  At the Meeting, shareholders of the Fund also will consider a new subadvisory agreement with Morgan Stanley Asset Management Inc. ("MSAM"). The MSAM subadvisory agreement is similar to the current Govett subadvisory agreement and the interim Govett subadvisory agreement, except that the proposed MSAM subadvisory agreement, unlike the current Govett subadvisory agreement and the interim Govett subadvisory agreement permits, but does not require, the Adviser and MSAM to allocate to MSAM responsibility for selecting investments in domestic securities as well as foreign securities. The current Govett subadvisory agreement and the proposed interim Govett subadvisory agreement limit the subadviser's responsibility solely to selecting investments in foreign securities. The Adviser and MSAM currently intend, however, that initially the Adviser will allocate to MSAM responsibility only for subadvisory services and the selection of brokers dealers for the purchase and sale of foreign securities, and not domestic securities, so that MSAM initially will provide only those services currently provided by Govett. Any change in such policy would require the approval of the Board of Trustees of the Fund, but not its shareholders.

  MSAM is a wholly-owned subsidiary of Morgan Stanley Group Inc., and after the Acquisition will be an affiliate of the Adviser. MSAM currently is investment adviser to four registered open-end investment companies, consisting of an aggregate of 43 portfolios, and 15 closed-end investment companies. As of June 30, 1996, MSAM, together with its affiliated investment advisory companies, had approximately $103.5 billion of assets under management and fiduciary advice. MSAM emphasizes a global investment strategy and benefits from research coverage of a broad spectrum of investment opportunities worldwide and draws upon the capabilities of its asset management specialists located in various offices throughout the world, including New York, London, Tokyo, Singapore, Bombay, Hong Kong, Milan and Sydney. MSAM also draws upon the research capabilities of Morgan Stanley and its other affiliates as well as the research and investment ideas of other companies whose brokerage services MSAM utilizes. MSAM's address is 1221 Avenue of the Americas, New York, New York, 10020.

  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking, stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.